As filed with the Securities and Exchange Commission on September 13, 2017

Securities Act Registration No. 333-196273

Investment Company Act Reg. No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 30	☒

(Check appropriate box or boxes)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1999 Harrison Street, Suite 1530, Oakland CA 94612

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Carolyn M. Yu

Chief Legal Officer

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

(Name and Address of Agent for Service)

Copy to:

James M. Cain

Cynthia R. Beyea

Eversheds Sutherland (US) LLP

700 Sixth Street NW, Suite 700

Washington, DC 20001

Phone: (202) 383-0100

Facsimile: (202) 637-3593

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND IS SUBJECT TO CHANGE. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS DATED SEPTEMBER 13, 2017

Prospectus

USCF SummerHaven Private Equity

Strategy Index Fund

(BUY)

USCF SummerHaven Private Equity

Natural Resources Strategy Index Fund

(BUYN)

_____________, 2017

USCF ETF TRUST

* Principal U.S. Listing Exchange: NYSE Arca, Inc. (“NYSE Arca”)

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT PRODUCTS: • ARE NOT FDIC INSURED • MAY LOSE VALUE • ARE NOT BANK GUARANTEED

FUND SUMMARY — USCF SUMMERHAVEN PRIVATE EQUITY STRATEGY INDEX FUND

Investment Objective

The USCF SummerHaven Private Equity Strategy Index Fund (for purposes of this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the SummerHaven Private Equity Strategy Index® (the “PE Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sale of Fund shares, which are not reflected in the table or example below. The fees are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(2)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1) Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this Prospectus.

(2) USCF Advisers LLC (the “Adviser”) has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until [      ], 2018 such that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenses that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, if any, and payments, if any, under the Fund’s Rule 12b-1 plan) of the Fund are limited to [      ]% of the Fund’s average daily net assets. Prior to such date, the expense limitation agreement may be terminated only by a vote of the Fund’s board of trustees (the “Board”). After such date, the expense limitation agreement may be renewed, terminated, or revised by the Adviser, but the Adviser must provide the Board with 90 days’ notice of any termination. The Adviser is permitted to recoup from the Fund previously waived management fees or reimbursed expenses for three years from the date on which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund’s total annual fund operating expenses to exceed the expense limitation that was applicable during the period in which the fees were waived or expenses were reimbursed.

Example

The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]
1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” or “indexing” investment approach designed to track the price and yield performance, before fees and expenses, of the PE Index. The PE Index includes common stocks of micro-, small-, and mid-capitalization U.S. companies with market capitalizations greater than $100 million and lower than $10 billion. The companies comprising the PE Index are listed on U.S. stock exchanges.

The PE Index is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms are likely to select for investment. However, the PE Index does not include, and the Fund does not invest in, private equity funds or private equity of companies.

The PE Index is constructed using a proprietary methodology developed by SummerHaven Index Management, LLC (“SHIM”) and licensed to the Adviser. The proprietary methodology favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 3,000 U.S. companies, SHIM applies proprietary screens to determine an investable universe. The PE Index includes the greater of 200 companies or 20% of such investable universe. The PE Index is equally-weighted and rebalanced annually.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the common stocks comprising the PE Index. The Fund generally invests in substantially all of the common stocks comprising the PE Index and in approximately the same proportions as the PE Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the PE Index, before fees and expenses, will be 95% or higher. In addition, the Fund may invest in cash, cash equivalents, and money market instruments. The Fund is diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the PE Index reflects a concentration in that industry or sector. The Index has not been, and is not expected to be, concentrated in any particular industry or sector.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s net asset value (“NAV”) and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

2

Passive Investment Risk. The Fund does not attempt to outperform the PE Index or take defensive positions in declining markets.

Correlation Risk. As with all index funds, the performance of the Fund may not closely track the performance of the PE Index for a variety of reasons. The PE Index’s or the Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity.

Private Equity Investing Risk. The Fund seeks to generate returns that mimic the returns of U.S. private equity funds, as measured by the PE Index. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. Similarly, the Fund’s returns may experience greater volatility than funds that invest in larger, more established public companies. The Fund does not invest in private equity funds nor does it invest directly in private equity.

Micro-, Small-, and Mid-Capitalization Risk. The securities of micro-, small-, and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies because such smaller companies generally have a higher risk of failure. The Fund may experience difficulty in liquidating positions in smaller companies at favorable prices or times. Some securities of smaller companies may be illiquid or may be restricted as to resale. Returns on investments in securities of smaller companies could trail the returns on investments in securities of larger companies. These risks are greatest when investing in micro- and small-capitalization companies.

Licensing Risk. The Fund relies on licenses that permit the Fund to use the PE Index and associated trade names and marks (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property.

Liquidity Risk. The Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

3

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size.

Fund Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Management

Investment Adviser. USCF Advisers LLC serves as the investment adviser to the Fund.

Sub-Adviser. SummerHaven Investment Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Portfolio Managers

Andrew F Ngim (the Adviser), a Management Director and Portfolio Manager, has been a Portfolio Manager of the Fund since the Fund began operations in [             ].

Ashraf R. Rizvi (the Sub-Adviser), a Partner and Portfolio Manager, has been a Portfolio Manager of the Fund since the Fund began operations in [               ].

Kevin Sheehan (the Sub-Adviser), Portfolio Manager, has been a Portfolio Manager of the Fund since the Fund began operations in [               ].

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Currently, Creation Baskets and Redemption Baskets generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of cash. Purchasers of Creation Baskets and redeemers of Redemption Baskets are required to pay an additional charge of $350 to compensate the Fund for brokerage and transaction expenses.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms, and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

.

FUND SUMMARY — USCF SUMMERHAVEN PRIVATE EQUITY NATURAL RESOURCES STRATEGY INDEX FUND

Investment Objective

The USCF SummerHaven Private Equity Natural Resources Strategy Index Fund (for purposes of this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the SummerHaven Private Equity Natural Resources Strategy Index® (the “NR Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sale of Fund shares, which are not reflected in the table or example below. The fees are expressed as a percentage of the Fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(2)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1) Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this Prospectus.

(2) USCF Advisers LLC (the “Adviser”) has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until [      ], 2018 such that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenses that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, if any, and payments, if any, under the Fund’s Rule 12b-1 plan) of the Fund are limited to [      ]% of the Fund’s average daily net assets. Prior to such date, the expense limitation agreement may be terminated only by a vote of the Fund’s board of trustees (the “Board”). After such date, the expense limitation agreement may be renewed, terminated, or revised by the Adviser, but the Adviser must provide the Board with 90 days’ notice of any termination. The Adviser is permitted to recoup from the Fund previously waived management fees or reimbursed expenses for three years from the date on which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund’s total annual fund operating expenses to exceed the expense limitation that was applicable during the period in which the fees were waived or expenses were reimbursed.

Example

The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” or “indexing” investment approach designed to track the price and yield performance, before fees and expenses, of the NR Index. The NR Index includes common stocks of micro-, small-, and mid-capitalization U.S. companies in the natural resources industry with market capitalizations greater than $100 million and lower than $10 billion. The companies comprising the NR Index are listed on U.S. stock exchanges.

The NR Index is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms focusing on natural resource investments are likely to select for investment. However, the NR Index does not include, and the Fund does not invest in, private equity funds or private equity of companies. The Fund does not invest directly in natural resource commodities.

The NR Index is constructed using a proprietary methodology developed by SummerHaven Index Management, LLC (“SHIM”) and licensed to the Adviser. The proprietary methodology favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 600 U.S. companies, SHIM applies proprietary screens to determine an investable universe. The NR Index includes the greater of 80 companies or 40% of such investable universe. The NR Index is equally-weighted and rebalanced annually.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the common stocks comprising the NR Index. The Fund generally invests in substantially all of the common stocks comprising the NR Index and in approximately the same proportions as the NR Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the NR Index, before fees and expenses, will be 95% or higher. In addition, the Fund may invest in cash, cash equivalents, and money market instruments. The Fund is diversified within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

The natural resources industry includes companies dealing in energy; metals and mining; fertilizers and agricultural chemicals; construction materials; paper and forest products; paper packaging; agricultural and farm machinery; construction machinery and heavy trucks; tires and rubber; food products; electric, gas, water, and multi-utilities; independent power; and renewable electricity.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the NR Index reflects a concentration in that industry or sector. The NR Index has been 100% concentrated in companies in the natural resources industry.

6

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The principal risks of investing in the Fund are summarized below.

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. The Fund’s net asset value (“NAV”) and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Passive Investment Risk. The Fund does not attempt to outperform the NR Index or take defensive positions in declining markets.

Correlation Risk. As with all index funds, the performance of the Fund may not closely track the performance of the NR Index for a variety of reasons. The NR Index’s or the Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity.

Private Equity Investing Risk. The Fund seeks to generate returns that mimic the returns of U.S. private equity funds that focus on natural resource investments, as measured by the NR Index. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. Similarly, the Fund’s returns may experience greater volatility than funds that invest in larger, more established public companies. The Fund does not invest in private equity funds nor does it invest directly in private equity.

Micro-, Small-, and Mid-Capitalization Risk. The securities of micro-, small-, and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies because such smaller companies generally have a higher risk of failure. The Fund may experience difficulty in liquidating positions in smaller companies at favorable prices or times. Some securities of smaller companies may be illiquid or may be restricted as to resale. Returns on investments in securities of smaller companies could trail the returns on investments in securities of larger companies. These risks are greatest when investing in micro- and small-capitalization companies.

Commodities Sector Risks. The Fund’s investments in companies in the commodities sector may subject the Fund to greater volatility. The performance of such companies, and companies that provide services to such companies, are particularly affected by supply and demand both for their specific products or services and for commodities in general. The commodities markets can have significant volatility, and significant changes in the value of commodities themselves may indirectly lead to volatility in the Fund’s NAV.

Agriculture Sector Risk. The Fund may invest in companies in the agriculture sector. Economic forces, as well as government policies and regulations, could adversely affect agriculture companies. In addition, agriculture companies may be significantly affected by adverse weather, pollution, and disease that could limit or halt production.

Energy Sector Risk. The Fund may invest in companies in the energy sector. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy commodities are subject to control or manipulation by large producers or purchasers.

Materials Sector Risk. The Fund may invest in companies in the materials sector. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies, and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses.

7

Metals and Mining Sector Risk. The Fund may invest in companies in the metals and mining sector. Metals and mining companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

Natural Resources Sector Risk. The Fund will invest in companies in the natural resources sector. Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in the supply and demand for various natural resources. They may also be affected by changes in energy prices, the participation of speculators, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in natural resource prices, limitations on the liquidity of certain natural resources, and tax and other government regulations.

Licensing Risk. The Fund relies on licenses that permit the Fund to use the NR Index and associated trade names and marks (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property.

Industry Concentration Risk. To the extent that the Fund’s investments are concentrated in or significantly exposed to a particular sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. The Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Liquidity Risk. The Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Fund to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca. The Adviser cannot predict whether the Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although the Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size.

8

Fund Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Management

Investment Adviser. USCF Advisers LLC serves as the investment adviser to the Fund.

Sub-Adviser. SummerHaven Investment Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Portfolio Managers

Andrew F Ngim (the Adviser), a Management Director and Portfolio Manager, has been a Portfolio Manager of the Fund since the Fund began operations in [             ].

Ashraf R. Rizvi (the Sub-Adviser), a Partner and Portfolio Manager, has been a Portfolio Manager of the Fund since the Fund began operations in [               ].

Kevin Sheehan (the Sub-Adviser), Portfolio Manager, has been a Portfolio Manager of the Fund since the Fund began operations in [               ].

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Currently, Creation Baskets and Redemption Baskets generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of cash. Purchasers of Creation Baskets and redeemers of Redemption Baskets are required to pay an additional charge of $350 to compensate the Fund for brokerage and transaction expenses.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, the support of technology platforms, and/or reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

ADDITIONAL INFORMATION ABOUT THE FUNDS

Overview

USCF ETF Trust (the “Trust”) is registered under the 1940 Act and consists of separate investment portfolios or “funds” that are ETFs. An ETF is a fund whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease, and liquidity of stock-like trading to the benefits of traditional fund investment.

This Prospectus provides the information you need to make an informed decision about investing in the USCF SummerHaven Private Equity Strategy Index Fund (or the “PE Fund”) or the USCF SummerHaven Private Equity Natural Resources Strategy Index Fund (or the “NR Fund”) (each, a “Fund, and collectively, the “Funds”). Each Fund is an ETF. This Prospectus contains important facts about the Trust as a whole and the Funds in particular.

Tax Advantaged Product Structure

Unlike interests in many conventional mutual funds, each Fund’s shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at the closing NAV. The shares have been designed to be created and redeemed, principally in-kind, in Creation Baskets and Redemption Baskets, respectively, at each day’s next calculated NAV. These arrangements are designed to protect a Fund’s ongoing shareholders from adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the in-kind redemption mechanism utilized by most ETFs, including the Funds, generally will not lead to a taxable event for the Funds or their shareholders.

ADDITIONAL INVESTMENT OBJECTIVE, STRATEGY, AND RISK INFORMATION

Investment Objectives

Because each Fund’s investment objective has been adopted as a non-fundamental investment policy, a Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to the Fund’s shareholders.

USCF SummerHaven Private Equity Strategy Index Fund. The PE Fund seeks to track the price and yield performance, before fees and expenses, of the PE Index.

USCF SummerHaven Private Equity Natural Resources Strategy Index Fund. The NR Fund seeks to track the price and yield performance, before fees and expenses, of the NR Index.

Additional Information about the Indices

The PE Index and the NR Index (each, an “Index,” and collectively, the “Indexes”) are sponsored by SHIM, the index provider. SHIM is an affiliate of the Sub-Adviser, and as a result is affiliated with the Trust, the Funds, the Adviser, and the Distributor.

Each Index’s daily values are compiled and distributed by NYSE Arca as the index calculation agent. NYSE Arca is not an affiliate of the Trust, the Funds, the Adviser, the Sub-Adviser, the Distributor, SHIM, or any of their respective affiliates. NYSE Arca publishes information regarding the market value of each Index.

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On an annual basis, SHIM uses a proprietary screen to evaluate whether to add, remove, or retain stocks in each Index. The factors that are taken into account by the algorithm include market capitalization; stock price; enterprise value; earnings before interest, tax, depreciation, and amortization; daily trading volume; equity issuance; and profitability.

There are limited scenarios in which a stock may be removed from an Index prior to the annual rebalancing period, including:

•	When a component company merges, delists, or is acquired, the company’s common stock will be removed from the Index. If the company merges or is acquired, the common stock of the resulting company may then be included in the Index, which SHIM will evaluate using its proprietary algorithm.
•	When a component company engages in fraud, bribery, unsavory political activity, or some other highly publicized negative activity, the company’s common stock may be removed from the Index

If a component company is removed from an Index prior to the annual rebalancing period, the Index is reweighted to maintain its equal weighting.

Principal Investment Strategies

Each Fund employs a “passive management” or “indexing” investment approach designed to track the price and yield performance, before fees and expenses, of its Index. Each Index includes common stocks of micro-, small-, and mid-capitalization U.S. companies with market capitalizations greater than $100 million and lower than $10 billion. The companies comprising each Index are listed on U.S. stock exchanges.

The PE Index is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms are likely to select for investment. From a universe of approximately 3,000 U.S. companies, SHIM applies proprietary screens to determine an investable universe. The PE Index includes the greater of 200 companies or 20% of such investable universe. The PE Index does not include, and the Fund does not invest in, private equity funds or private equity of companies.

The NR Index is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms focusing on natural resource investments are likely to select for investment. From a universe of approximately 600 U.S. companies, SHIM applies proprietary screens to determine an investable universe. The NR Index includes the greater of 80 companies or 40% of such investable universe. The NR Index does not include, and the Fund does not invest in, private equity funds or private equity of companies. The NR Fund does not invest directly in natural resource commodities.

The natural resources industry includes companies dealing in energy; metals and mining; fertilizers and agricultural chemicals; construction materials; paper and forest products; paper packaging; agricultural and farm machinery; construction machinery and heavy trucks; tires and rubber; food products; electric, gas, water, and multi-utilities; independent power; and renewable electricity.

Each Index is constructed using a proprietary methodology developed by SHIM and licensed to the Adviser. The proprietary methodology favors companies with low EV / EBITDA ratios; low net equity issuance; low market capitalization; and moderate profitability. Each Index is equally-weighted and rebalanced annually.

Under normal market conditions, each Fund generally invests substantially all, but at least 80%, of its total assets in the common stocks comprising its Index. Each Fund generally invests in substantially all of the common stocks comprising its Index and in approximately the same proportions as its Index. The Adviser expects that, over time, the correlation between each Fund’s performance and that of its Index, before fees and expenses, will be 95% or higher. In addition, each Fund may invest in cash and cash equivalents, and money market instruments. Each Fund is diversified within the meaning of the 1940 Act.

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Industry Concentration Policies. Each Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that its Index reflects a concentration in that industry or sector.

The PE Index has not been, and is not expected to be, concentrated in any particular industry or sector.

The NR Index has been, and is expected to remain, 100% concentrated in companies in the natural resources industry.

Other Investment Information about the Funds

Each Fund may lend its portfolio securities in an amount not to exceed one third (33⅓%) of the value of its total assets via a securities lending program through its securities lending agent, Brown Brothers Harriman & Company (“BBH”), to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. The securities lending program allows each Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. Each Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities. However, each Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Each Fund may terminate security loans at any time.

Additional Principal Risk Information About the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in each Fund Summary. To the extent applicable to a particular Fund, each risk factor below could have a negative impact on the Fund’s performance and trading prices. The following table indicates the principal risk factors that apply to a particular Fund, and the risk factors are described thereafter.

Risk Factor	USCF Private Equity Strategy Index Fund	USCF Private Equity Natural Resources Strategy Index Fund
Market Risk	●	●
Passive Investment Risk	●	●
Correlation Risk	●	●
Private Equity Investing Risk	●	●
Micro-, Small-, and Mid-Capitalization Risk	●	●
Commodities Sector Risks		●
Commodities Sector Risks – Agriculture Sector Risk		●
Commodities Sector Risks – Energy Sector Risk		●
Commodities Sector Risks – Materials Sector Risk		●
Commodities Sector Risks – Metals and Mining Sector Risk		●
Commodities Sector Risks – Natural Resources Sector Risk		●
Licensing Risk	●	●
Industry Concentration Risk		●
Liquidity Risk	●	●
Premium or Discount to NAV Risk	●	●
Fluctuation of NAV	●	●
Secondary Market Risk	●	●
New Fund Risk	●	●
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Market Risk (Each Fund). The trading prices of equity securities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, as well as events that impact specific issuers. The market value of portfolio holdings can be volatile and change quickly. The Fund’s NAV and market price, like market prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Passive Investment Risk (Each Fund). Each Fund invests in the securities included in its Index. No Fund attempts to outperform its Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the economy or the stock market to a greater extent than a fund that was able to successfully employ defensive strategies in such periods of decline. A Fund’s performance may also be positively affected by general gains in the economy or the stock market to a lesser extent than a fund that was able to employ strategies to participate in such periods of gains.

Correlation Risk (Each Fund). As with all index funds, the performance of a Fund may not closely track the performance of its Index for a variety of reasons. There are a number of factors that may contribute to a Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Index, regulatory policies, and high portfolio turnover rate. Also, at any particular time that a Fund’s assets include cash, cash equivalents, or money market instruments, the Fund’s returns may inadequately track the return that could have been generated by stocks included in its Index. An Index’s or a Fund’s return may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity. In addition, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual, or other period of performance of its Index. Tracking error may cause the Fund’s performance to be less than expected.

Private Equity Investing Risk (Each Fund). Each Fund seeks to generate returns that mimic the returns of U.S. private equity funds, as measured by its Index. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. Similarly, a Fund’s returns may experience greater volatility than funds that invest in larger, more established public companies. No Fund invests in private equity funds, nor does a Fund invest directly in private equity.

Micro-, Small-, and Mid-Capitalization Risk (Each Fund). The securities of micro-, small-, and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies because such smaller companies generally have a higher risk of failure. Smaller companies may have limited product lines, markets, or financial resources; may lack the competitive strength of larger companies; and may depend on a small number of key employees. The securities of smaller companies may trade less frequently and in smaller volumes than more widely-held securities. A Fund may experience difficulty in liquidating positions in these securities at favorable prices or times. Some securities of smaller companies may be illiquid or may be restricted as to resale. There may be less publicly-available information about smaller companies. Returns on investments in securities of smaller companies could trail the returns on investments in securities of larger companies. These risks are greatest when investing in micro- and small-capitalization companies.

Commodities Sector Risks (NR Fund). The NR Fund’s investments in companies in the commodities sector may subject the NR Fund to greater volatility. The performance of such companies, and companies that provide services to such companies, are particularly affected by supply and demand both for their specific products or services and for commodities in general. The commodities markets can have significant volatility, and significant changes in the value of commodities themselves may indirectly lead to volatility in the NR Fund’s NAV.

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Agriculture Sector Risk (NR Fund). The Fund may invest in companies in the agriculture sector. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting agriculture companies, such as taxes, tariffs, duties, subsidies, and import and export restrictions on agricultural commodities, commodity products, and livestock can influence agriculture company profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded, and the volume and types of imports and exports. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of such companies. In addition, agriculture companies may be significantly affected by adverse weather, pollution, and disease that could limit or halt production.

Energy Sector Risk (NR Fund). The NR Fund invests in energy commodities and companies in the energy sector. Energy markets can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Such fluctuations can be the result of geopolitical events, energy conservation, use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, price controls, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, or terrorist threats or attacks, among other factors. Markets for various energy commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Energy commodities have had significant price swings in recent years. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect accompanies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure.

Materials Sector Risk (NR Fund). The NR Fund may invest in companies in the materials sector. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies, and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Metals and Mining Sector Risk (NR Fund). The NR Fund may invest in companies in the metals and mining sector. Metals and mining companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

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Natural Resources Sector Risk (NR Fund). The NR Fund will invest in companies in the natural resources sector. Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in the supply and demand for various natural resources. They may also be affected by changes in energy prices, the participation of speculators, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in natural resource and commodity prices, limitations on the liquidity of certain natural resources and commodities, and tax and other government regulations.

Licensing Risk (Each Fund). Each Fund relies on licenses that permit the Fund to use Intellectual Property in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, a Fund may lose their ability to use the Intellectual Property. There is also no guarantee that the licensor has all rights to license the Intellectual Property for use by a Fund. Accordingly, in the event a license is terminated or a licensor does not have rights to license the Intellectual Property, it may have a significant effect on the operation of a Fund and may result in changes in the investment policies or closure of a Fund.

Industry Concentration Risk (NR Fund). To the extent that a Fund’s investments are concentrated in or significantly exposed to a particular sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. Such Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Liquidity Risk (Each Fund). A Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which a Fund currently values them. It may be difficult for a Fund to value illiquid securities accurately. It is also difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Unexpected market illiquidity may cause major losses at any time or from time to time. Each Fund does not intend at this time to establish a credit facility, which could provide an additional source of liquidity. Instead, each Fund relies only on its assets for liquidity. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Premium or Discount to NAV Risk (Each Fund). As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s shares and/or during periods of market volatility. Thus, you may pay significantly more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive significantly more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on the liquidity for the ETF’s shares could, in turn, lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Fluctuation of NAV Risk (Each Fund). The market prices of a Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on NYSE Arca. The Adviser cannot predict whether a Fund’s shares will trade below, at or above their NAV. Price differences may be due in large part to the fact that supply and demand forces at work in the secondary trading market for a Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings, trading individually or in the aggregate, at any point in time. The market prices of Fund shares may deviate significantly from the NAV of Fund shares during periods of market volatility. However, given that the shares can be purchased and redeemed in Creation Baskets and Redemption Baskets, respectively (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained over long periods. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of Fund shares or sells at a time when the market price is at a discount to the NAV of Fund shares, then the investor may sustain losses.

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Secondary Market Risk (Each Fund). Although each Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In times of market stress, market makers or other authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders, and this could, in turn, lead to variances between the market price of a Fund’s shares and the underlying value of those shares. Trading in shares may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

New Fund Risk (Each Fund). As a new fund, there can be no assurance that a Fund will grow to or maintain an economically viable size. A Fund may experience more difficulty achieving its investment objectives than it otherwise would at higher asset levels, or a Fund may ultimately liquidate at an inopportune time for investors. A liquidation of a Fund may also result in adverse tax consequences. Additionally, the Adviser has limited experience managing ETFs (although the Adviser has prior experience managing commodity exchange-traded funds, a fixed income ETF, a large cap mutual fund, and a commodity strategy mutual fund).

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information (“SAI”).

MANAGEMENT

Adviser

The Adviser has been registered as an investment adviser with the SEC since July 2, 2014, and is a wholly-owned subsidiary of Wainwright Holdings, Inc. (“Wainwright”). Wainwright is a wholly-owned subsidiary of Concierge Technologies, Inc., a company publicly traded under the ticker symbol “CNCG” (“Concierge”). Mr. Nicholas Gerber, along with certain family members and certain other shareholders, own the majority of the shares in Concierge. Wainwright continues to operate its business as a wholly-owned subsidiary of Concierge.

The Adviser’s offices are located at 1999 Harrison Street, Suite 1530, Oakland, CA 94612. As of June 30, 2017, the Adviser and its affiliates had approximately $4.5 billion in assets under management.

The Adviser has overall responsibility for the general management and administration of the Trust and provides an investment program for each Fund. The Adviser is responsible for the retention of sub-advisers to manage the investment of the Funds’ assets in conformity with their respective investment policies if the Adviser does not provide those services directly. The Adviser has arranged for custody, distribution, fund administration, transfer agency, and all other non-distribution related services necessary for each Fund to operate. The Adviser bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Adviser. The Adviser may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

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The Adviser and its affiliates deal, trade, and invest for their own accounts in the type of investments in which the Funds may also invest. The Adviser does not use inside information in making investment decisions on behalf of the Funds.

Sub-Adviser

The Sub-Adviser has been registered as an investment adviser with the SEC since [      ], 2017. The Sub-Adviser’s offices are located at [      ]. As of June 30, 2017, the Sub-Adviser and its affiliates had approximately $[      ] in assets under management. Subject to the Adviser’s oversight, the Sub-Adviser supervises and manages the investment portfolio of each Fund and directs the purchase and sale of each Fund’s investments. The Sub-Adviser and its affiliates deal, trade, and invest for their own accounts in the type of investments in which the Funds may also invest. The Sub-Adviser does not use inside information in making investment decisions on behalf of the Funds.

Advisory Agreements

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). The Sub-Adviser serves as the sub-adviser to each Fund pursuant to a sub-advisory agreement among the Trust, the Adviser, and the Sub-Adviser (the “Sub-Advisory Agreement”).

The Advisory Agreement and the Sub-Advisory Agreement were approved by the Board at the [      ], 2017 meeting of the Board. The basis for the Board’s approval of these agreements will be explained in the Funds’ first semi-annual reports to shareholders for the period ended December 31, 2017.

Management Fees

As compensation for the Adviser’s services and its assumption of certain expenses, each Fund pays the Adviser a management fee equal to a percentage of the Fund’s average daily net assets, which is calculated daily and paid monthly by the Fund. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The following table lists the total management fee paid by each Fund.

Fund	Management Fee
USCF Private Equity Strategy Index Fund	[ ]%
USCF Private Equity Natural Resources Strategy Index Fund	[ ]%

The Sub-Adviser receives a management fee equal to a percentage of the Fund’s average daily net assets for the services it provides to each Fund. The Sub-Adviser’s fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the sub-advisory fees paid to the Sub-Adviser.

Fund	Sub-Advisory Fee
USCF Private Equity Strategy Index Fund	[ ]%
USCF Private Equity Natural Resources Strategy Index Fund	[ ]%

Expense Limitation Agreement

The Adviser has entered into expense limitation agreements with the Funds (the “Expense Limitation Agreements”). Under each Expense Limitation Agreement, the Adviser has agreed to waive or reduce fees and to assume other expenses of a Fund, if necessary, in an amount that limits the Fund’s total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions, expenses related to short sales, other expenses that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 plan) to not more than a specified percentage of the Fund’s average daily net assets for the period from the Fund’s inception until [      ], 2018 (“Expense Cap”).

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The Adviser currently expects that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Board. The Adviser may terminate each Expense Limitation Agreement at any time after [      ], 2018, but not upon less than 90 days’ notice to the applicable Fund. The terms of an Expense Limitation Agreement may be revised upon renewal, if the agreement is renewed. The Adviser is permitted to recoup from a Fund previously waived fees or reimbursed expenses for a period of three years from the date on which such fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund’s total annual fund operating expenses to exceed the Expense Cap that was applicable during the period in which the fees were waived or expenses were reimbursed.

The following table lists the Expense Cap for each Fund under the Expense Limitation Agreements.

Fund	Expense Cap
USCF Private Equity Strategy Index Fund	[ ]%
USCF Private Equity Natural Resources Strategy Index Fund	[ ]%

Manager of Managers Structure

The Adviser has applied for an exemptive order from the SEC to operate under a manager of managers structure that would permit the Adviser, with the approval of the Board, to appoint and replace sub-advisers (including the Sub-Adviser), enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of each Fund without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser will have ultimate responsibility, subject to oversight of the Board, for overseeing the Trust’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Adviser. Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by a Fund also requires prior shareholder approval. Such approval has been obtained for each Fund from its initial shareholder. Thus, if the requested SEC order is obtained, the Funds will begin to operate under the Manager of Managers Structure immediately.

The Manager of Managers Structure will enable the Trust to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of each Fund under the Manager of Managers Structure will not: (1) permit management fees paid by the Fund to the Adviser to be increased without shareholder approval; or (2) diminish the Adviser’s responsibilities to the Fund, including the Adviser’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

PORTFOLIO MANAGEMENT

Subject to the Adviser’s oversight, the Sub-Adviser supervises and manages the investment portfolio of each Fund and directs the purchase and sale of each Fund’s investments. The Sub-Adviser utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

The members of the team primarily responsible for the day-to-day management of each Fund’s portfolio are listed below. The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

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The members of the team primarily responsible for the day-to-day management of the Funds’ portfolios are:

Mr. Andrew F Ngim, 56, co-founded USCF in 2005 and has served as a Management Director since May 2005 and, since August 15, 2016, has served as the Chief Operating Officer of USCF. Mr. Ngim has served as the portfolio manager for USCI, CPER and USAG since January 2013. Mr. Ngim also served as USCF’s Treasurer from June 2005 to February 2012. In addition, he has been on the Board of Managers and has served as the Assistant Secretary and Assistant Treasurer of USCF Advisers since its inception in June 2013. Prior to and concurrent with his services to USCF and USCF Advisers, from January 1999 to January 2013, Mr. Ngim served as a Managing Director for Ameristock Corporation, a California-based investment adviser, which he co-founded in March 1995, and was Co-Portfolio Manager of Ameristock Mutual Fund, Inc. from January 2000 to January 2013. Mr. Ngim also served as portfolio manager of the Stock Split Index Fund (from September 2014 to September 2017) and the USCF Restaurant Leaders Fund (from November 2016 to September 2017), each of which were series of the USCF ETF Trust, as well as a Management Trustee of the USCF ETF Trust from August 2014 to the present. Mr. Ngim has served as the portfolio manager of the USCF Commodity Strategy Fund, a series of USCF Mutual Funds Trust, since its inception in 2017. Mr. Ngim has been a principal of USCF listed with the CFTC and NFA since November 2005. Mr. Ngim earned his B.A. from the University of California at Berkeley.

Ashraf R. Rizvi, [      ], is a Partner at SummerHaven. Prior to his role at SummerHaven, Mr. Rizvi was Deputy Head of Global Commodities and Head of Commodities Trading at UBS Investment Bank. He also held positions of Global Head of Metals, Global Head of Fixed Income Repo and Head of Precious Metals Rate & Forwards Trading. Mr. Rizvi worked at UBS AG and its predecessors for over 13 years. Prior to joining UBS (previously known as Swiss Bank Corporation), he was Head of FX Options Trading for the Americas at Credit Suisse. Prior to that, he was a FX Options trader at Susquehanna Investment Group. Prior to working at Susquehanna, Mr. Rizvi was a trader on various exchanges in Philadelphia, Chicago and New York for a variety of local trading groups. He received his BS in Economics from the Wharton School at the University of Pennsylvania.

Kevin Sheehan, [      ], is a trader at SummerHaven and is responsible for all day to day trading activities. He has been at SummerHaven since 2011. Prior to joining SummerHaven, Mr. Sheehan was a trader at Indus Capital. Mr. Sheehan has over 10 years trading experience. He also served in the United States Marine Corps from 1995 to 1999. Mr. Sheehan received his BBA in Accounting from Hofstra University.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent, and Securities Lending Agent

BBH, located at 50 Post Office Square, Boston, MA 02110-1548, serves as each Fund’s administrator, custodian, transfer agent, and securities lending agent.

Under a fund administration and accounting agreement (the “Administration Agreement”), BBH serves as administrator for each Fund. Under the Administration Agreement, BBH provides necessary administrative, tax, legal, and accounting services and financial reporting services for the maintenance and operations of each Fund. In addition, BBH makes available the office space, equipment, personnel, and facilities to provide such services.

BBH supervises the overall administration of each Fund, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by each Fund with applicable laws and regulations and arranging for the maintenance and books and records of each Fund.

Index Provider

SHIM, an affiliate of the Fund, owns and maintains the Indexes. The Adviser and SHIM have entered into a licensing agreement for the Trust’s use of the Indexes, for which the Adviser pays SHIM a licensing fee. The licensing fee is separate from the fees paid to the Sub-Adviser for sub-advisory services provided to the Funds.

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Investors cannot be assured of the continuation of the licensing agreement between SHIM and the Adviser for use of the Indexes. Should the agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding replacement indexes or liquidating the Funds. Termination of the licensing agreement may have an adverse effect on the performance and NAV of the Funds’ shares.

Distributor

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Baskets and Redemption Baskets for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

Independent Registered Public Accounting Firm

[      ], located at [      ], serves as the independent registered public accounting firm for the Trust and the Funds.

Legal Counsel

Eversheds Sutherland (US) LLP, 700 Sixth Street, NW, Suite 700, Washington, DC 20001-3980, serves as counsel to the Trust and the Funds.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on NYSE Arca and elsewhere during the trading day and can be bought and sold throughout the trading day like other publicly-traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the following trading symbols.

Fund	NYSE Arca, Inc. Trading Symbol
USCF Private Equity Strategy Index Fund	BUY
USCF Private Equity Natural Resources Strategy Index Fund	BUYN

SHARE TRADING PRICES

Transactions in a Fund’s shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor and you thereafter purchase or redeem shares directly from the Fund in Creation Baskets or Redemption Baskets. All other investors buy and sell shares of a Fund through brokers at prices established throughout the day in the secondary market. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions, and other factors. Accordingly, the price most investors pay or receive when they buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every 15 seconds throughout the trading day by NYSE Arca or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by a Fund, and/or amortized cost for securities with remaining maturities of 60 days or less. The Funds, the Adviser, and their affiliates are not involved in, and are not responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

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DETERMINATION OF NET ASSET VALUE

The NAV of a Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on NYSE Arca, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time, that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

INTRADAY INDICATIVE VALUE

The approximate value of a Fund’s investments on a per-share basis, also known as the Indicative Intra-day Value (“IIV”), is disseminated by NYSE Arca every 15 seconds during hours of trading. The IIV should not be viewed as a “real-time” update of the Fund’s NAV because the IIV is calculated by an independent third-party and may not be calculated in the same manner as NAV, which is computed once per day.

An independent third-party calculator calculates the IIV for each Fund during hours of trading on NYSE Arca by dividing the Fund’s “Estimated Fund Value” as of the time of the calculation by the total number of the Fund’s outstanding shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund, and the estimated market value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. A Fund’s IIV will be calculated based on the same portfolio holdings disclosed on www.uscfinvestments.com. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices, or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Each Fund provides the independent third-party calculator with information to calculate IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. Each Fund makes no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of a Fund’s shares have tracked the Fund’s NAV for the most recently completed calendar year and the quarter thereafter will be available without charge at www.uscfinvestments.com.

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DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends on a quarterly basis. Nonetheless, each Fund may not make a dividend payment every quarter. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

BOOK ENTRY

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DISTRIBUTION AND SERVICE PLAN

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Baskets of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future by a Fund, they will be paid out of the Fund’s assets. Over time, these fees will increase the cost of your investment in the Fund, and they may cost you more than certain other types of sales charges.

FREQUENT TRADING

Shares of a Fund may be purchased and redeemed directly from the Fund only in Creation Baskets and Redemption Baskets by authorized participants (“Authorized Participants” or “APs”). The vast majority of trading in Fund shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases of Creation Baskets by APs, in-kind redemptions of Redemption Baskets by APs, and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent trading.

Cash purchases of Creation Baskets and cash redemptions of Redemption Baskets, however, can be harmful to the transacting Fund. Such transactions may disrupt portfolio management, cause dilution, and increase transaction costs, all of which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may become magnified as the frequency of cash purchases of Creation Baskets and cash redemptions of Redemption Baskets by APs increases. However, direct trading by APs is critical to ensuring that shares trade at or close to NAV.

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To minimize these potential negative consequences, each Fund employs fair valuation pricing and imposes transaction fees on purchases of Creation Baskets and redemptions of Redemption Baskets to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, if in the discretion of the Adviser, it is determined necessary or appropriate, the Adviser will monitor trades by APs for patterns of abusive trading, and in such case, each Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise not in the best interests of the Fund.

Given the manner in which shares of the Funds are purchased and sold by shareholders, no Fund imposes restrictions on the frequency of purchase or sale of its shares on the secondary market. In determining not to restrict the frequency of purchases or sales, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders and (b) any attempts to market time by a Fund’s shareholders would result in negative impact to the Fund or its shareholders.

INVESTMENTS BY REGISTERED INVESTMENT COMPANIES

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of any Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that any such investment company enter into an agreement with any Fund in which it invests.

TAX INFORMATION

The following is a summary of certain U.S. federal income tax considerations generally applicable to investments in a Fund. Your investment in a Fund may have tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws, in light of your unique circumstances. Additional tax information is contained in the SAI which is incorporated herein and made a part of this Prospectus.

Each Fund intends to qualify each year for treatment as a regulated investment company (“RIC”). To qualify as a RIC, each Fund must meet a number of requirements, including requirements as to the source of its income and the diversification of its assets. If a Fund meets those requirements, as well as certain minimum distribution requirements, the Fund will not be subject to U.S. federal income tax at the Fund level on income and gains from investments that are timely distributed to shareholders. If a Fund fails to qualify as a RIC or to meet minimum distribution requirements (and, assuming certain relief provisions were not available), the Fund would be subject to U.S. federal income tax at the fund level, which could result in a material reduction in Fund income and gains available for distribution to shareholders and the net asset value of the Fund.

The remainder of this summary assumes that the Fund will qualify as a RIC and meet the minimum distribution requirements.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or when you redeem shares. If you hold your investment in shares through a tax-exempt entity or tax-deferred retirement account, you should consult your own tax adviser to determine the tax consequences to you of an investment in shares.

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Taxes on Dividends and Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned the Fund’s shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to the Fund’s shareholders as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and distributions properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

Each Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if a shareholder has provided appropriate certifications to a foreign intermediary, such withholding may apply if the foreign intermediary does not enter into an agreement with the Internal Revenue Service regarding reporting and is not located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Additional Medicare Tax

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates, and trusts.

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Taxes on Creation and Redemption of Creation Baskets and Redemption Baskets

An AP that exchanges securities for Creation Baskets generally will recognize a gain or a loss equal to the difference between (i) the sum of the fair market value of the Creation Baskets at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the AP’s aggregate basis in the securities surrendered and any amount of cash paid. An AP who redeems Redemption Baskets will generally recognize a gain or loss equal to the difference between (i) the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Redemption Baskets and (ii) the AP’s basis in the Redemption Baskets. The Internal Revenue Service, however, may assert that a loss that is realized by an AP upon an exchange of securities for shares cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Persons exchanging securities or non-U.S. currency for Creation Baskets or Redemption Baskets should consult their own tax adviser with respect to the tax treatment of any creation or redemption transaction.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Funds at www.uscfinvestments.com. The website for the Funds contains the following information for each Fund on a per-share basis: (1) the prior business day’s NAV; (2) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund, if shorter). In addition, on each business day, before the commencement of trading in shares on NYSE Arca, each Fund will disclose on www.uscfinvestments.com the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the business day.

A description of each Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

ADDITIONAL NOTICES

Shares of the Trust are not sponsored, endorsed, or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any fund or any member of the public regarding the ability of a fund to track an index or the ability of any index to track market performance. NYSE Arca is not responsible for and has not participated in the compilation of the Indices; the determination of the timing of, prices of, or quantities of Fund shares to be issued; nor the determination or calculation of the equation by which Fund shares are redeemable.

NYSE Arca has no obligation or liability to owners of Fund shares in connection with the administration, marketing, or trading of Fund shares.

NYSE Arca does not guarantee the accuracy and/or the completeness of the data included in any Index. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, the Funds, owners of Fund shares, or any other person or entity from the use of an Index or the data included in an Index. NYSE Arca makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Funds make no representation or warranty, express or implied, to the owners of Fund shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indices to track market performance. SHIM has no obligation to take the needs of the Funds or the owners of Fund shares into consideration in determining, composing, or calculating the Indices. The Adviser is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of Fund shares to be issued or in the determination or calculation of the equation by which Fund shares are redeemable. The Funds, the Adviser, and SHIM do not guarantee the accuracy, completeness, or performance of the Indices or the data included therein, and shall have no liability in connection with the Indices or their calculation. SHIM shall have no liability for any errors or omissions in calculating the Indices.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore, have not yet had any operations as of the date of this Prospectus.

25

PRIVACY POLICY

FACTS	WHAT DO USCF ADVISERS LLC (THE “COMPANY”), THE USCF ETF TRUST AND THE USCF MUTUAL FUNDS TRUST (EACH A “TRUST” AND TOGETHER, THE “TRUSTS”) DO WITH PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•       Social Security number

•       account balances

•       account transactions

•       transaction history

•       wire transfer instructions

•       checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Company and the Trusts choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do we share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions? Call 1-800-394-5065 or go to www.uscfinvestments.com

26

What we do
How do the Company and the Trusts protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Company and the Trusts collect my personal information?

We collect your personal information, for example, when you

•    open an account

•    provide account information

•    give us your contact information

•    make a wire transfer

•    tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•    sharing for affiliates’ everyday business purposes - information about your creditworthiness

•    affiliates from using your information to market to you

•    sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

•    Our affiliates include companies which are subsidiaries of Wainwright Holdings, Inc., such as United States Commodity Funds LLC.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Company and the Trusts do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Company and the Trusts do not conduct joint marketing.

27

USCF ETF Trust

The SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as applicable.

To make shareholder inquiries, for more detailed information on a Fund, or to request the SAI or annual or semi-annual shareholder reports, as applicable, free of charge, please:

Call:	1-800-920-0259
Monday through Friday
8:30 a.m. – 6:00 p.m. (Eastern Time)

Write:	USCF ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Visit:	www.uscfinvestments.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Funds or their shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

USCF ETF Trust
1999 Harrison Street, Suite 1530
Oakland, CA 94612

The Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

USCF Advisers® is a registered mark of United States Commodity Funds LLC

Investment Company Act File No. 811-22930

28

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND IS SUBJECT TO CHANGE. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 13, 2017

Statement of Additional Information

USCF SummerHaven Private Equity

Strategy Index Fund

(BUY)

USCF SummerHaven Private Equity

Natural Resources Strategy Index Fund

(BUYN)

_____________, 2017

USCF ETF TRUST

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

This Statement of Additional Information (the “SAI”) is not a prospectus. It should be read in conjunction with the current combined Prospectus (the “Prospectus”) for the USCF SummerHaven Private Equity Strategy Index Fund and the USCF SummerHaven Private Equity Natural Resources Strategy Index Fund (the “Funds”), each a series of USCF ETF Trust (the “Trust”). A copy of the Prospectus may be obtained, without charge, by calling 1-800-920-0259 or visiting www.uscfinvestments.com, or writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Audited financial statements are not presented for the Funds because the Funds are newly formed and have not yet commenced operations as of the date of this SAI.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer to sell securities.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of multiple series. This SAI relates only to the Funds. Other series may be added to the Trust in the future. The shares of the Funds are referred to herein as “shares.” The offering of shares is registered under the Securities Act of 1933 (the “Securities Act”).

The Funds are managed by USCF Advisers LLC (the “Adviser”). The Adviser has been registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) since July 2, 2014, and is a wholly-owned subsidiary of Wainwright Holdings, Inc. (“Wainwright”). Wainwright is a wholly-owned subsidiary of Concierge Technologies, Inc., a company publicly traded under the ticker symbol “CNCG” (“Concierge”). Mr. Nicholas Gerber, along with certain family members and certain other shareholders, own the majority of the shares in Concierge. Wainwright continues to operate its business as a wholly-owned subsidiary of Concierge.

Shares trade on NYSE Arca, Inc. (the “Listing Exchange”) at market prices that may be below, at, or above the shares’ respective net asset values (“NAVs”). Each Fund’s share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions. No Fund should not be relied upon as a complete investment program.

Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Each Fund generally offers and issues Creation Baskets in exchange for baskets of investments included in the Fund’s portfolio (“Deposit Securities”). Each Fund generally redeems Redemption Baskets in exchange for Deposit Securities.

Creation Baskets and Redemption Baskets are aggregations of stipulated “blocks” of shares, and each block is currently 50,000 shares. In the event of the liquidation of a Fund, the Trust may lower the number of shares in the Fund’s Redemption Basket.

EXCHANGE LISTING AND TRADING

There can be no assurance that a Fund will continue to meet the Listing Exchange’s requirements for listing shares. The Listing Exchange will consider the suspension of trading and delisting of a Fund’s shares if (i) following the initial 12-month period beginning at the commencement of trading, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) the value of the Fund’s Index is no longer calculated or available; (iii) the Fund fails to satisfy applicable continued listing requirements of the Listing Exchange; or (iv) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further trading on the Listing Exchange inadvisable.

As in the case of other stocks traded on the Listing Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

1

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

Each Fund has a distinct investment objective. The Funds’ investment objectives are disclosed in the Prospectus. There can be no assurance that a Fund’s objective will be achieved. The investment objective of each Fund, and all other investment policies and practices of each Fund, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. Additional information about the Funds, their policies, and the investment instruments that they may hold, is provided below.

Fundamental Investment Policies

The investment restrictions set forth below have been adopted by the Board of Trustees (the “Board”) of the Trust as fundamental policies. These policies cannot be changed with respect to a Fund without the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Fund. For purposes of the 1940 Act, a “majority of the outstanding voting securities” of a Fund means the lesser of the vote of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of the Fund.

If any percentage restriction described below is complied with at the time of investment, a later increase or decrease in percentage resulting from a change in the value will not constitute a violation of such restriction, except that certain percentage limitations will be observed continuously in accordance with applicable law.

As a matter of fundamental policy, each Fund may not:

A.	Borrow money, except to the extent permitted by applicable law. To the extent that the Fund borrows money, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

B.	Make loans except as permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief. For example, Sections 17 and 18 of the 1940 Act relate to certain transactions and the capital structure of investment companies. Such provisions can inhibit an investment company’s ability to make loans.

C.	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act, in the disposition of restricted securities or in connection with investments in other investment companies.

D.	Purchase, hold or deal in real estate, although the Fund may purchase and sell securities or other investments that are secured by real estate or invest in securities or other instruments issued by issuers that invest in real estate.

E.	Purchase or sell commodities or commodity contracts, except as permitted under the 1940 Act or unless acquired as result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts. This restriction shall not prevent the Fund from purchasing, selling, and entering into financial futures contracts (including futures contracts on indices of securities, interest rate, and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates, and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts, or other derivative instruments that are not related to physical commodities. Notwithstanding this fundamental policy, the Fund may invest in derivatives only to the extent permitted by exemptive relief granted by the SEC.

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F.	Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief granted by the SEC. Section 18(f) of the 1940 Act regulates the requisite asset coverage and permissible classes; such restrictions have been interpreted by the SEC Staff and subsequent rules and regulations have been issued.

As a matter of fundamental policy, each Fund may purchase any security that would cause the Fund to concentrate 25% or more of its investments in the securities of issuers primarily engaged in a particular industry or group of industries to the extent that the Index that the Fund seeks to track (which may be changed) is concentrated in the securities of issuers primarily engaged in that particular industry or group of industries. The Fund will not concentrate in the securities of issuers primarily engaged in any particular industry or group of industries at any time when the Index that the Fund seeks to track is not so concentrated. This policy does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, or futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

INVESTMENT STRATEGIES AND RISKS

The Prospectus discloses the principal investment strategies and principal investment risks of the Funds. This section of the SAI provides additional information about the Funds’ investment strategies and their investment risks. The discussion below supplements, and should be read in conjunction with, the Prospectus.

Credit Risk. Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Cybersecurity Risk. The Trust and its service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Trust to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Trust or its service providers may adversely impact the Trust. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Trust’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Trust to regulatory fines or financial losses, and/or cause reputational damage. The Trust may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of securities in which the Trust may invest, which could result in material adverse consequences for such issuers and may cause the Trust’s investment in such companies to lose value.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of a Fund’s investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected).

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Non-U.S. Investment Risk. Foreign investments pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Investments in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Information about foreign investments may not be as available or reliable as information on investments in the United States. This may prevent a Fund from obtaining information concerning foreign investments that is as frequent, extensive, and reliable as the available information on investments in the United States. Foreign countries may have restrictions on foreign ownership of investments or may impose exchange controls, capital flow restrictions, or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Short Selling Risk. A short sale by a Fund involves borrowing securities from a lender which are then sold in the open market. At a future date, the securities are repurchased by the Fund and returned to the lender. While the securities are borrowed, the proceeds from the sale are deposited with the lender and the Fund pays interest to the lender. If the value of the securities declines between the time that the Fund borrows the securities and the time it repurchases and returns the securities to the lender, the Fund makes a profit on the difference (less any interest the Fund is required to pay the lender). Short selling involves risk.

There is no assurance that securities will decline in value during the period of the short sale and make a profit for a Fund. Securities sold short may instead appreciate in value creating a loss for a Fund. A Fund also may experience difficulties repurchasing and returning the borrowed securities if a liquid market for the securities does not exist. The lender may also recall borrowed securities at any time. The lender from whom a Fund has borrowed securities may go bankrupt, and the Fund may lose the collateral it has deposited with the lender. The Funds will adhere to controls and limits that are intended to offset these risks by short selling only liquid securities and by limiting the amount of exposure for short sales.

Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies. Lower-grade corporate bond returns are sensitive to changes in the economy.

Lending of Portfolio Securities. A Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains with the Fund cash, U.S. government securities, or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Fund or the borrower. A Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Each Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in the price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. Each Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Treasuries. A Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations (“Treasuries”) and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Treasuries are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

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Money Market Instruments. A Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis. The instruments in which a Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits, and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

MANAGEMENT

Board Responsibilities

The business of the Trust is overseen by the Board in accordance with the Trust’s Declaration of Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust such as the Adviser, the Sub-Adviser, the Distributor, and BBH. The Board is responsible for overseeing the Trust’s service providers and therefore, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Trust or the Funds. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Adviser presents the Board with information concerning the investment objective, strategies, and risks of the investment portfolio. Additionally, the Adviser provides the Board with an overview of, among other things, the firm’s investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage the risks to which the Funds may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers of the Trust employ a variety of processes, procedures, and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser, and the Board receives information about those services at its meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser or the Sub-Advisory Agreement with the Sub-Adviser, the Board receives detailed information from the Adviser and the Sub-Adviser. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to the Funds’ investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about the Funds’ performance histories and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

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The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation, and other matters. Annually, the Trust’s independent registered public accounting firm reviews its audit of the financial statements of the Funds with the Audit Committee, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports that the Board receives, and the Board’s discussions with the service providers to the Trust, the Board may not be made aware of all the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management, but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s, including with respect to priorities, allocation of resources, and effectiveness. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust

Set forth below is the name, date of birth, position with the Trust, term of office, principal occupations and other directorships for a minimum of the last five years of each person currently serving as a member of the Board or as an executive officer of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Board is currently comprised of seven Trustees. The Chairman of the Board, Nicholas D. Gerber, and Messrs. Andrew F Ngim and Stuart P. Crumbaugh are “interested persons” of the Trust, as that term is defined under Section 2(a)(19) of the 1940 Act, because of their affiliation with the Adviser. They are referred to herein as “Interested Trustees.” Messrs. Thomas E. Gard, Jeremy Henderson, John D. Schwartz, and H. Abram Wilson, and their immediate family members, have no affiliation or business connection with the Adviser or the Distributor or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or the Distributor. These Trustees are not interested persons of the Trust and are referred to herein as “Independent Trustees.” Mr. Henderson serves as the lead Independent Trustee.

There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The chair for each Committee is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter.

There is also a Valuation Committee, which is comprised of Independent Trustees and Interested Trustees to take action in connection with the valuation of portfolio securities held by the Funds in accordance with the Board-approved Valuation Procedures. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust and the Funds. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the assets under management of the Funds, the number of portfolios overseen by the Board, and the total number of trustees on the Board.

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Independent Trustees

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Thomas E. Gard Year of Birth: 1959	Independent Trustee	Since 2015	Partner Armanino LLP 1995 to Present; Member of Armanino Executive Committee 2001 to Present; Partner in Charge of Armanino LLP Audit Department December 2004-2013.	5	Trustee of USCF Mutual Funds Trust since 2016 to present.

Jeremy Henderson Year of Birth: 1956	Independent Trustee	Since 2014	Retired – 2007 to Present; Managing Director – Societe Generale 1991-2007.	5	Trustee of USCF Mutual Funds Trust since 2016 to present.

John D. Schwartz Year of Birth: 1968	Independent Trustee	Since 2014	President – Sam CLAR Office Furniture 1996-Present.	5	Trustee of USCF Mutual Funds Trust since 2016 to present.

H. Abram Wilson Year of Birth: 1946	Independent Trustee	Since 2014	San Ramon City, CA Councilmember 1999-2011, including Mayor of San Ramon City, CA from 2002-2009. Mr. Wilson has been retired from 2011 to the Present.	5	Trustee of USCF Mutual Funds Trust since 2016 to present.

Interested Trustees and Officers of the Trust

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Nicholas D. Gerber(3) Year of Birth: 1962	Chairman and Trustee	Since 2014	Chairman of the Board of Directors of United States Commodity Funds LLC (“USCF”) since 2005; President and Chief Executive Officer of USCF from 2005 through June 2015; Vice President of USCF since June 2015; Chief Executive Officer, President and Secretary of Concierge Technologies, Inc. since January 26, 2015; Co-founded Ameristock Corporation in March 1995, a registered investment adviser under the Investment Advisers Act of 1940 from March 1995 until January 2013;and Portfolio Manager of the Ameristock Mutual Fund, Inc. a mutual fund registered under the 1940 Act, from August 1995 to January 2013.	5

Trustee of USCF Mutual Funds Trust since 2016 to present;

Management Director of United States Commodity Funds LLC, which is the sponsor of a family of commodity pools whose shares are registered under the Securities Act of 1933. Chief Executive Officer, President and Secretary, Chairman of the Board of Concierge Technologies, Inc. from January 26 - Present.

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Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
John P. Love Year of Birth: 1971	President, Principal Executive Officer	Since 2015	Chief Executive Officer and President of USCF since June 2015; Senior Portfolio Manager of USCF from March 2010 to June 2015; Portfolio manager of USCF April 2006 to March 2010; President of USCF Advisers LLC since June 2015.	N/A	N/A

Stuart P. Crumbaugh(3) Year of Birth: 1963	Chief Financial Officer (Principal Accounting Officer), Treasurer, and Trustee	Since 2015	Chief Financial Officer (Principal Accounting Officer), Treasurer and Secretary of USCF Advisers LLC and United States Commodity Funds LLC from April 2015 - Present; Sikka Software Corporation – Vice President Finance and Chief Financial Officer from March 2014 to April 2015; Vice President, Corporate Controller and Treasurer – Auction.com, LLC December 2012 - December 2013; Chief Financial Officer IP Infusion Inc., March 2011 - September 2012; Consultant January 2010 - February 2011.	5	Trustee of USCF Mutual Funds Trust since 2016 to present.

Andrew F Ngim(3) Year of Birth: 1960	Trustee	Trustee from 2014 to February 2015 and May 2015 to Present.	Co-founded USCF in 2005 and has served as a Management Director since May 2005 and Chief Operating Officer since September 2016; Portfolio Manager for the United States Commodity Index Funds Trust since January 2013; Treasurer of USCF from June 2005 – February 2012; Prior to and concurrent with his services to USCF, from January 1999 to January 2013, Mr. Ngim served as Managing Director for Ameristock Corporation which he co-founded in March 1995 and was Co-Portfolio manager of Ameristock Mutual Fund, Inc. from January 2000 to January 2013; Portfolio Manager for USCF ETF Trust since 2014.	5

Trustee of USCF Mutual Funds Trust since 2016 to present;

Management Director of United States Commodity Funds LLC, which is the sponsor of a family of commodity pools whose shares are registered under the Securities Act of 1933.

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Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Carolyn M. Yu Year of Birth: 1958	Chief Legal Counsel, Chief Compliance Officer, and AML Officer	Chief Legal Officer and Assistant Secretary from May 2015 - Present; Chief Compliance Officer, since February 2015; AML Officer since 2014.	General Counsel and Chief Compliance Officer of USCF since May 2015 and February 2013, respectively and from August 2011 through April 2015 she serves as Associate Counsel of USCF; since May 2015, Ms. Yu has serves as Chief Legal Officer and Chief Compliance Officer of USCF Advisers LLC; Associate Counsel; Assistant Chief Compliance Office, USCF ETF Trust from June 2014 to February 2015; Branch Chief – Securities Enforcement Branch for the State of Hawaii, Department of Commerce and Consumer Affairs 2008 - 2011.	N/A	N/A

Daphne G. Frydman Year of Birth: 1974	Assistant Secretary	Since 2016	Deputy General Counsel of USCF since May 2016; Assistant Secretary since October 2016; Partner at Sutherland Asbill & Brennan LLP from January 2011 to April 2016; and counsel and associate at the same from 2009 to 2010 and from 2001 to 2008, respectively.	N/A	N/A
(1)	The address of each Trustee and officer is c/o USCF ETF Trust, 1999 Harrison Street, Suite 1530, Oakland, California 94612.
(2)	The Trustees and officers serve until their successors are duly elected and qualified.
(3)	Messrs. Gerber, Crumbaugh, and Ngim are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with the Adviser.

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Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation, and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors.

The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent auditors thereof; (iii) oversee or, as appropriate, assist Board oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting, and independent audits; (iv) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence, and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. Each of the Independent Trustees serves on the Trust’s Audit Committee. Mr. Henderson is the chairperson of the Audit Committee. During the fiscal year ended June 30, 2017, the Audit Committee met [      ] times.

Nominating Committee. The Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust, the Adviser, or the Distributor (as the term “interested persons” is defined in the 1940 Act); and (iii) advise the Board on ways to improve its effectiveness. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Prospectus and should be directed to the attention of the USCF ETF Trust Nominating Committee. The following Independent Trustees serve on the Trust’s Nominating Committee: Messrs. Gard, Wilson, and Schwartz. During the fiscal year ended June 30, 2017, the Nominating Committee met [      ] times.

Valuation Committee. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust’s Valuation Procedures. Messrs. Gerber, Ngim, and Crumbaugh serve as voting members and Messrs. Henderson, Schwartz, and Wilson serve as non-voting members on the Valuation Committee. The Valuation Committee meets on an ad hoc basis. During the fiscal year ended June 30, 2017, the Valuation Committee met [      ] times.

Individual Trustee Qualifications

The Trust has concluded that the Trustees should serve on the Board because of their collective ability to review and understand information about the Trust and the Funds, to identify and request information that they deem relevant to the performance of their duties, to question management and service providers regarding the operation and administration of the Trust and the Funds, and to exercise their business judgment in a manner that serves the best interest of the Funds’ shareholders.

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The Trust has also concluded that the Trustees should serve on the Board based on their individual experiences, qualifications, attributes, and skills. In concluding that Thomas E. Gard should serve as a Trustee, the Board considered his extensive accounting background, including the fact that he served as the partner-in-charge of Armanino LLP’s audit department for over 10 years. In concluding that Jeremy Henderson should serve as a Trustee, the Board considered his extensive business background, including the fact that he served as a managing director at Societe Generale for 16 years. In concluding that John D. Schwartz should serve as Trustee, the Board considered his extensive business background and the number of years for which he has served in a senior executive position. In concluding that H. Abram Wilson should serve as Trustee, the Board considered his past experience as a banker and federal funds trader and his role in serving on San Ramon’s finance committee. In concluding that Nicholas D. Gerber should serve as a Trustee, the Board considered his broad business experiences in the industry including: forming and managing investment companies and commodity pools, raising capital for such entities, and founding and managing non-finance related companies. In concluding that Stuart P. Crumbaugh should serve as a Trustee, the Board considered his background in accounting and finance, as well as his experience as an Independent Trustee of the Trust. In concluding that Andrew F Ngim should serve as a Trustee, the Board considered his background as a portfolio manager for the Ameristock Mutual Fund, as well as his experience with United States Commodity Funds LLC.

Trustees’ Ownership of Fund Shares

The Funds are newly formed and did not have any shares outstanding as of the date of this SAI.

Board Compensation

Each Independent Trustee receives an annual retainer of $2,000. For each in-person Board Meeting, each Independent Trustee receives $2,000. For each telephonic meeting, each Independent Trustee receives $500. The Chair of the Audit Committee receives an annual retainer of $500 at the beginning of the Trust’s fiscal year on July 1. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended June 30, 2017. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from Fund Complex Paid to Trustees
Independent Trustees
Thomas E. Gard	$15,000	$17,500
Jeremy Henderson	$15,000	$18,000
John D. Schwartz	$15,000	$17,500
H. Abram Wilson	$15,000	$17,500
Interested Trustees
Nicholas D. Gerber	$0	$0
Stuart P. Crumbaugh	$0	$0
Andrew F Ngim	$0	$0

Code of Ethics

The Trust, the Adviser, and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds.

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PROXY VOTING POLICES

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this SAI. The Board will periodically review the Funds’ proxy voting records.

The Trust is required to disclose annually the Funds’ complete proxy voting records on Form N-PX during the most recent 12-month period ended June 30 and file it with the SEC no later than August 31 of each year. The Funds’ Form N-PX filing will be available at no charge upon request by calling 1-866-909-9473. It will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds are newly formed and did not have any shares outstanding as of the date of this SAI.

PORTFOLIO TURNOVER

Changes may be made in a Fund’s portfolio consistent with the investment objective and corresponding investment policies of the Fund when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio holdings for the fiscal year by (2) the monthly average of the value of portfolio holdings owned during the fiscal year. A 100% turnover rate would occur if all the holdings in a Fund’s portfolio holdings, with the exception of holdings whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The Funds have not commenced operations as of the date of this SAI, so they do not have portfolio turnover rates to report.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Management.”

Adviser

The Adviser serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Trust pursuant to the investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”).

Under the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides an investment program for each Fund. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund. The Adviser is responsible for the retention of sub-advisers to manage the investment of the Funds’ assets in conformity with their respective investment policies if the Adviser does not provide these services directly. The Adviser also arranges for the provision of distribution, transfer agency, custody, administration, and all other services necessary for the Funds to operate.

In addition to providing advisory services, the Adviser also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative, and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of the Trust’s registration statement, and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Fund’s records; and (v) provides office space and all necessary office equipment and services.

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The Advisory Agreement will continue in effect from year to year with respect to a particular Fund provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Board, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement will terminate automatically if “assigned” (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Adviser or by the Adviser on 60 days’ written notice to the Trust.

Sub-Adviser

Subject to the Adviser’s oversight, the Sub-Adviser supervises and manages the investment portfolio of each Fund and directs the purchase and sale of each Fund’s investments. The Sub-Adviser serves as the sub-adviser to each Fund pursuant to a sub-advisory agreement among the Trust, the Adviser, and the Sub-Adviser (the “Sub-Advisory Agreement”).

The Sub-Advisory Agreement provides for an initial two-year term after the date the Funds commenced operations. The Sub-Advisory Agreement will continue in effect with respect to a particular Fund from year to year thereafter, provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Fund’s outstanding voting securities or a majority of the Trustees of the Board, and (ii) the vote of a majority of the Independent Trustees of the Board, cast in person at a meeting called for the purpose of voting on such approval.

Advisory Fees

The Funds are newly formed and have not paid any advisory fees as of the date of this SAI.

Portfolio Managers

The persons primarily responsible for the day-to-day management of the Funds are Andrew F Ngim, a Managing Director and Portfolio Manager of USCF; Ashraf R. Rizvi, a Partner and Portfolio Manager of SummerHaven; and Kevin Sheehan, a trader at SummerHaven.

The following table provides information about the other accounts for which Messrs. Ngim, Rizvi, and Sheehan are primarily responsible. The reporting information is provided as of June 30, 2017:

Andrew F Ngim
Registered Investment Companies
Number of Accounts		[ ]
Total Assets (in millions)	$	[ ]
Number of Accounts Subject to a Performance Fee		[ ]
Total Assets Subject to a Performance Fee (in millions)	$	[ ]
Other Pooled Investment Vehicles
Number of Accounts		[ ]
Total Assets (in millions)	$	[ ]
Number of Accounts Subject to a Performance Fee		[ ]
Total Assets Subject to a Performance Fee (in millions)	$	[ ]
Other Accounts
Number of Accounts		[ ]
Total Assets (in millions)	$	[ ]
Number of Accounts Subject to Performance		[ ]
Total Assets Subject to a Performance Fee (in millions)	$	[ ]

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	Ashraf R. Rizvi		Kevin Sheehan
Registered Investment Companies
Number of Accounts		[ ]	[ ]
Total Assets (in millions)	$	[ ]	[ ]
Number of Accounts Subject to a Performance Fee		[ ]	[ ]
Total Assets Subject to a Performance Fee (in millions)	$	[ ]	[ ]
Other Pooled Investment Vehicles
Number of Accounts		[ ]	[ ]
Total Assets (in millions)	$	[ ]	[ ]
Number of Accounts Subject to a Performance Fee		[ ]	[ ]
Total Assets Subject to a Performance Fee (in millions)	$	[ ]	[ ]
Other Accounts
Number of Accounts		[ ]	[ ]
Total Assets (in millions)	$	[ ]	[ ]
Number of Accounts Subject to Performance		[ ]	[ ]
Total Assets Subject to a Performance Fee (in millions)	$	[ ]	[ ]

Material Conflicts Of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as a Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio manager may purchase or sell short securities for one portfolio and not another portfolio, and the performance of securities purchased or sold short for one portfolio may vary from the performance of securities purchased or sold short for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are, or have the potential to be, higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for the portfolio manager does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation”). In addition, current trading practices do not allow the Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio rebalancing dates also generally vary from portfolio to portfolio.

Compensation

[Each of the Adviser and the Sub-Adviser compensates its portfolio management personnel through cash remuneration. The cash portion consists of market-based base salary and a year-end discretionary bonus. Base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The discretionary cash component is driven by both individual performance and the performance of the firm overall, as measured by assets under management, revenues, and profitability.]

Ownership of Securities

The portfolio managers do not own shares of the Funds.

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OTHER SERVICE PROVIDERS

Administrator, Custodian, Transfer Agent, and Securities Lending Agent

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), BBH serves as Administrator for the Fund. BBH’s principal address is 50 Post Office Square, Boston, Massachusetts 02110-1548. Under the Administration Agreement, BBH provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Funds. In addition, BBH makes available the office space, equipment, personnel, and facilities required to provide such services.

BBH supervises the overall administration of the Trust and the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds.

BBH serves as custodian of the Funds’ assets. BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities.

BBH serves as transfer agent and dividend paying agent for the Funds. BBH has agreed to (1) issue and redeem shares of the Funds; (2) make dividend and other distributions to shareholders of the Funds; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds.

As compensation for the foregoing services, BBH receives certain out of pocket costs, transaction fees, and asset based fees, which are accrued daily and paid monthly by the Trust.

BBH also serves as the Trust’s securities lending agent pursuant to a securities lending authorization agreement. As compensation for providing securities lending services, BBH receives a portion of the income earned by the Funds on collateral investments in connection with the lending program.

The following table sets forth the compensation received by BBH in its roles as administrator, custodian, transfer agent, and securities lending agent during the fiscal year ended June 30, 2017. These amounts relate to the Stock Split Index Fund and the USCF Restaurant Leaders Fund, but not the Funds, which were not in existence as of the end of the last fiscal year.

Administrator	Custodian	Transfer Agent	Securities Lending Agent	Total Compensation Received
$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Distributor

ALPS Distributors, Inc., the Distributor, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Baskets, as described in the section of this SAI entitled “Purchase and Redemption of Creation Baskets.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing shares in Creation Baskets and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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As compensation for the foregoing services, the Distributor receives certain out of pocket costs, transaction fees, and asset based fees, all of which are paid by the Adviser out of its own assets. The Distributor receives no compensation from the Trust.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

[      ], serves as independent registered public accounting firm to the Trust. [      ] performs the annual audit of the financial statements of the Funds; prepares the Funds’ federal, state, and excise tax returns; and advises the Funds on matters of accounting and federal and state income taxation.

Legal Counsel

Eversheds Sutherland (US) LLP, 700 Sixth Street, NW, Suite 700, Washington, DC 20001-3980, serves as legal counsel to the Trust and the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Adviser and Sub-Adviser are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions (which may be affiliates of the Adviser or the Sub-Adviser), and the negotiation of brokerage commissions. The Funds may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or over-the-counter securities and securities listed on an exchange) and agency NASDAQ or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Funds will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, each Fund’s policy will be to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser and the Sub-Adviser believe that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser or the Sub-Adviser will rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar for those services is not ascertainable.

The Adviser and the Sub-Adviser do not consider sales of shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

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As permitted by Section 28(e) of the 1934 Act, the Adviser and/or the Sub-Adviser may cause a Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Adviser or the Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Research products and services may include, but are not limited to, general economic, political, business, and market information and reviews; industry and company information and reviews; evaluations of securities and recommendations as to the purchase and sale of securities; financial data on a company or companies; performance and risk measuring services and analysis; stock price quotation services; computerized historical financial databases and related software; credit rating services; analysis of corporate responsibility issues; brokerage analysts’ earnings estimates; computerized links to current market data; software dedicated to research; and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics, and governmental representatives. Brokerage products and services assist in the execution, clearance, and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or the Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or the Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Fund.

Research products and services provided to the Adviser or the Sub-Adviser by broker-dealers that effect securities transactions for a Fund may be used by the Adviser or the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or the Sub-Adviser in connection with the Fund. Some of these products and services are also available to the Adviser or the Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Adviser or the Sub-Adviser for services provided to the Funds.

The Adviser’s or the Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Trust, including the Adviser and the Sub-Adviser. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As each Fund is an ETF, information about each Fund’s portfolio holdings is made available on a daily basis, all in accordance with any applicable law, exemptive or no-action relief from the SEC, or rules of the Listing Exchange. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the Creation Basket and Redemption Basket process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (the “NSCC”), and/or third party service providers.

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Each Fund will disclose on the Funds’ website (www.uscfinvestments.com) prior to the commencement of trading on each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Adviser, the Sub-Adviser, the Distributor, BBH, and the Trust’s other agents and service providers who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund discloses its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and provides that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and a registered investment company. The Trust was organized on November 8, 2013, and has authorized capital of an unlimited number of shares of beneficial interest of no par value, which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholder meeting if the 1940 Act does not require such a meeting. Generally, annual meetings of Trust shareholders will not be held. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the removal of a Trustee, in which case the Trust will assist in communications among Trust shareholders. Shareholders holding two-thirds of the outstanding shares of the Trust may remove a Trustee from office by votes cast at a meeting of Trust shareholders or by written consent.

All shares of the Trust are freely transferable; provided, however, that shares may not be redeemed individually, but only in Redemption Baskets. The shares will not have preemptive rights or cumulative voting rights, and none of the shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that only shares of a particular series may be entitled to vote on a matter affecting that series. Trust shareholders are entitled to require the Trust to redeem Redemption Baskets if such shareholders are Authorized Participants (or “APs”). The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of shares constituting a Redemption Basket or to specify that shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Funds.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds’ shareholders held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations, and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their shares at an inopportune time and shareholders may lose money on their investment.

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Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

The Depository Trust Company (“DTC”) acts as securities depository for the Funds’ shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows: Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION AND REDEMPTION BASKETS

Creation

The Trust issues and sells shares of each Fund only in Creation Baskets on a continuous basis through the Distributor at the NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day; Martin Luther King, Jr. Day; President’s Day (Washington’s Birthday); Good Friday; Memorial Day (observed); Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

Fund Deposit. For each Fund, the consideration for purchase of a Creation Basket of shares consists of Deposit Securities constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Basket of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Basket) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Basket exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Basket is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Basket and the market value of the Deposit Securities.

BBH, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Baskets of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the portfolio manager(s) with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

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In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, BBH, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Basket of the Fund.

Cash Purchase. When, in the sole discretion of the Trust, cash purchases of Creation Baskets of shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset a Fund’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required for the Fund.

Procedures for Creation of Creation Baskets. To be eligible to place orders for a Creation Basket of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Baskets and Redemption Baskets (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders must be placed for one or more Creation Basket-sized aggregations of shares (50,000 in the case of the Funds). All orders for Creation Baskets, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the Listing Exchange (ordinarily 4:00 p.m. Eastern Time (“Closing Time”)) or, for the Cash Creation Baskets, 3:00 p.m. Eastern Time, in each case on the date such order is placed in order for the creation of Creation Baskets to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order for Creation Baskets (or an order to redeem Redemption Baskets as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation and Redemption Orders Using Clearing Process” and “Placement of Creation and Redemption Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders for Creation Baskets or Redemption Baskets of a Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Baskets or redeem Redemption Baskets of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Baskets or Redemption Baskets through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation or redemption that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

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Placement of Creation Orders and Redemption Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Baskets and Redemption Baskets through the Continuous Net Settlement System of the NSCC. Fund Deposits or Cash Creation Amount deposits, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through a Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order or redemption order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component (or the Cash Creation Amount, if applicable) to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Baskets or redeem Redemption Baskets through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Acceptance of Orders for Creation Baskets. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by BBH, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor, and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify a prospective purchaser of a Creation Basket and/or the Authorized Participant acting on behalf of the creator of a Creation Basket of its rejection of the order of such person. The Trust, BBH, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a creation transaction fee of $350.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Basket may be charged a fee for such services.

Redemption

For each Fund, shares may be redeemed only in Redemption Baskets at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund through BBH and only on a Business Day. The Trust will not redeem shares in amounts less than Redemption Basket-skied aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Redemption Basket in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Redemption Basket. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Redemption Basket.

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With respect to each Fund, BBH, through the NSCC, makes available immediately prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the designated portfolio of securities (“Fund Securities”) per each Redemption Basket that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to creations of Creation Baskets.

For each Fund, unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Redemption Basket generally consist of Fund Securities — as announced by BBH on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. For each Fund, orders to redeem Redemption Baskets through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Redemption Baskets using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by BBH not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Redemption Baskets using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second (2nd) NSCC Business Day following the date on which such request for redemption is deemed received.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a redemption transaction fee of $350 assessed per transaction. The redemption transaction fee will be no more than 2.0% of the cost of a Redemption Basket.

The Funds, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Redemption Basket may be charged a fee for such services.

CONTINUOUS OFFERING

The method by which Creation Baskets are created and traded may raise certain issues under applicable securities laws. Because new Creation Baskets are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Baskets after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

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Broker-dealer firms should also note that dealers who are effecting transactions in shares of the Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied if a fund’s prospectus is made available upon request at the national securities exchange on which the shares of such fund trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value.”

For each Fund, the NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of a Fund is determined as of the close of the regular trading session on the Listing Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing a Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security, a Fund must use such security’s fair value as determined in good faith in accordance with the Trust’s Fair Value Pricing Procedures, which are approved by the Board.

The value of a Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Adviser or the Sub-Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. A Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, a Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

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DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends and Distributions.”

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of a Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Fund shares. It is based upon the Code, the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change (possibly with retroactive effect), including the following information which also supplements and should be read in conjunction with the section in the Prospectus entitled “Tax Information.”

This discussion does not constitute a detailed explanation of all U.S. federal income tax aspects affecting the Trust or Fund shareholders and does not purport to deal with the U.S. federal income tax consequences that may be important to particular shareholders in light of their individual investment circumstances or to some types of shareholders subject to special tax rules, such as financial institutions; broker dealers; insurance companies; tax-exempt organizations; partnerships; other pass-through entities; persons holding shares in connection with a hedging, straddle, conversion, or other integrated transaction; non-U.S. shareholders (as defined below) engaged in a trade or business in the United States and who hold shares in connection with such business (determined under applicable U.S. tax laws); or persons who have ceased to be U.S. citizens or to be taxed as resident aliens or individual non-U.S. shareholders present in the United States for 183 days or more during a taxable year. This discussion also does not address any aspects of U.S. estate or gift tax or foreign, state, or local tax. This discussion assumes that shareholders hold their shares as capital assets for U.S. federal income tax purposes (generally, assets held for investment). No ruling has been or will be sought from the IRS regarding any matter discussed herein.

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For purposes of this discussion, a “U.S. Shareholder” generally is a beneficial owner of Fund shares who is for U.S. federal income tax purposes:

•	An individual who, for U.S. federal income tax purposes, is a citizen or individual resident of the United States;
•	A corporation or other entity treated as a corporation, for U.S. federal income tax purposes, created or organized in or under the laws of the United States, any state thereof, or the District of Columbia or any political subdivision thereof;
•	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•	A trust if either a U.S. court can exercise primary supervision over its administration and one or more U.S. persons have the authority to control all its substantial decisions or the trust was in existence on August 20, 1996, was treated as a U.S. person prior to that date, and has made a valid election to be treated as a U.S. person.

A “Non-U.S. Shareholder” generally is a beneficial owner of Fund shares who is not a U.S. Shareholder. Non-U.S. Shareholders that hold Fund shares as part of a U.S. trade or business should consult their own tax advisor as to the tax consequences of holding and disposing of Fund shares.

If a partnership or other entity classified as a partnership, for U.S. federal income tax purposes, holds shares, the U.S. tax treatment of the partnership and each partner generally depends on the status of the partner, the activities of the partnership and certain determinations made at the partner level. A partnership (and any partner in such partnership) considering an investment in shares should consult its own tax advisers regarding the U.S. federal income tax consequences of the acquisition, ownership, and disposition of shares by the partnership.

Tax matters are very complicated and the tax consequences to an investor of an investment in shares will depend on the facts of his, her, or its particular situation. The Trust encourages investors to consult their own tax advisers regarding the specific consequences of such an investment, including tax reporting requirements, the applicability of federal, state, local, and foreign tax law; eligibility for the benefits of any applicable tax treaty; and the effect of any possible changes in the tax laws.

Tax Treatment of the Fund

In General. The Funds intend to qualify and elect to be treated as separate RICs under the Code.

As a RIC, each Fund generally does not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that are timely distributed to shareholders as dividends.

To qualify as a RIC, a Fund must, among other things:

•	derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to the business of investing in stock, securities or currencies, or net income derived from an interest in a “qualified publicly traded partnership,” or “QPTP,” hereinafter the “90% Gross Income Test;” and
•	diversify its holdings so that, at the end of each quarter of each taxable year:
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o	at least 50% of the value of total assets is represented by cash and cash items, U.S. Government securities, the securities of other RICs, and other securities, with other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of total assets and not more than 10% of the outstanding voting securities of such issuer, and
o	not more than 25% of the value of total assets is invested in the securities of any issuer (other than U.S. Government securities and the securities of other regulated investment companies), the securities of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or the securities of one or more QPTPs, or the “Diversification Tests.”

As RICs, the Funds generally are not subject to U.S. federal income tax on investment company taxable income and net capital gains distributed to shareholders in any taxable year, if the Funds distribute an amount equal to at least 90% of the sum of their respective (i) investment company taxable income (which includes, among other items, dividends, interest and the excess of any net realized short-term capital gains over net realized long-term capital losses, and other taxable income (other than any net capital gain), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) net tax-exempt interest income (which is the excess of gross tax-exempt interest income over certain disallowed deductions), or the “Annual Distribution Requirement.” Each Fund intends to distribute annually all or substantially all of such income. Generally, if a Fund fails to meet this Annual Distribution Requirement for any taxable year, the Fund will fail to qualify as a RIC for such taxable year. To the extent a Fund meets the Annual Distribution Requirement for a taxable year, but retains net capital gains for investment or any investment company taxable income, the Fund is subject to U.S. federal income tax on such retained capital gains and investment company taxable income. A Fund may choose to retain net capital gains for investment or any investment company taxable income, and pay the associated U.S. federal corporate income tax.

U.S. Federal Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year an amount equal to at least the sum of 98% of its ordinary income for the calendar year, (ii) 98.2% of its capital gain net income for the twelve months ended October 31 of such year, and (iii) any previously undistributed ordinary income or capital gain net income on which the Fund did not pay corporate-level U.S. federal income tax. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Distributions from a non-qualifying Fund’s earnings and profits will be taxable to the Fund’s shareholders as regular dividends, possibly eligible for (i) in the case of a non-corporate Fund shareholder, treatment as a qualifying dividend (as discussed below) taxable at the same maximum tax rates applicable to long-term capital gains or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction.

Recognition of Income Prior to Receiving Cash. With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include as interest income a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

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Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions (such as the “wash sale” rules), causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions. Each Fund will monitor its investment activities for any adverse effects that may result from these special tax rules.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the treatment of swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio, or take other action in order to comply with the final determination.

Tax Treatment of U.S. Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Fund shares. However, any Fund distribution declared in October, November, or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s investment company taxable income (i.e., net investment income and net short-term capital gains) are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s realized net long-term capital gains in excess of realized net short-term capital losses properly reported by the Fund as “capital gain dividends” are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s shares.

“Qualified dividend income” received by an individual is taxed at the rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

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In general, dividends of net investment income received by corporate shareholders of a Fund may qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The corporate alternative minimum tax may disallow the dividends received deduction in certain circumstances.

Distributions in excess of earnings and profits first will reduce a U.S. shareholder’s adjusted tax basis in such shareholder’s common stock and, after the adjusted basis is reduced to zero, will constitute capital gains to such U.S. shareholder.

Any distributions reinvested in additional shares will nevertheless remain taxable to the U.S. shareholder. The U.S. shareholder will have an adjusted basis in the additional shares equal to the amount of the reinvested distribution. The additional shares will have a new holding period commencing on the day following the day on which the shares are acquired by the U.S. shareholder.

Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Fund shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 20%. In addition, Fund distributions of qualifying dividend income to non-corporate Fund shareholders qualify for taxation at long-term capital gain rates.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Investors considering buying Fund shares just prior to a distribution should be aware that, although the price of the Fund shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non- taxable return of capital).

Alternative Minimum Tax. As a RIC, each Fund is subject to alternative minimum tax, also referred to as “AMT,” but any items that are treated differently for AMT purposes must be apportioned between the Fund and its U.S. shareholders and this may affect the U.S. shareholders’ AMT liabilities. Although regulations explaining the precise method of apportionment have not yet been issued, such items are generally apportioned in the same proportion that dividends paid to each U.S. shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction), unless a different method for particular item is warranted under the circumstances.

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Sales of Fund Shares. A U.S. shareholder generally will recognize gain or loss on the sale, exchange or other taxable disposition of Fund shares in an amount equal to the difference between the U.S. shareholder’s adjusted basis in the shares disposed of and the amount realized on their disposition. Generally, gain recognized by a U.S. shareholder on the disposition of Fund shares will result in capital gain or loss to a U.S. shareholder, and will be a long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss recognized by a U.S. shareholder upon the disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by the U.S. shareholder. A loss recognized by a U.S. shareholder on a disposition of Fund shares will be disallowed as a deduction if the U.S. shareholder acquires additional Fund shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In this case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Creation Basket Issues and Redemptions. On an issue of shares as part of a Creation Basket, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Fund shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of a Redemption Basket, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Fund shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Baskets cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Fund shares (as components of a Creation Basket) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Fund shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Foreign Tax Credits. A Fund may be subject to foreign income taxes and may be able to elect to pass-along such credit to its shareholders. If this election is available and the Fund elects such treatment, the amount of such credit will be treated as an additional distribution by the Fund and, subject to various limitations of the Code, its shareholders will be entitled to claim a foreign tax credit to offset their tax liability. Please consult your tax advisor regarding whether you will be able to use such credit against your tax liability.

Medicare Tax. In addition, if applicable to a shareholder, a 3.8% Medicare tax will be imposed on net investment income. Please consult your tax advisor regarding this tax.

Back-Up Withholding. A Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN or IRS Form W-8BEN-E in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Tax Shelter Reporting Regulations. If a Fund shareholder recognizes a loss with respect to Fund shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (or a greater loss over a combination of years) for a corporate stockholder in any single taxable year, the Fund shareholder must file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules.

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Special Issues for Non-U.S. Shareholders

In general. Non-U.S. Shareholders who do not hold Fund shares as part of a U.S. trade or business generally are not subject to U.S. federal income tax on distributions from a Fund. However, a Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty) unless an exception applies. No withholding is required with respect to certain distributions of (i) U.S. source interest income, and (ii) net short term capital gains in excess of net long term capital losses, in each case to the extent a Fund properly reports such distributions as “interest-related dividends” or “short-term capital gain dividends” and certain other requirements were satisfied. The Funds anticipate that a portion of distributions will be eligible for this exception from withholding; however, the Funds cannot determine what portion of distributions (if any) will be eligible for this exception until after the end of their taxable year. No certainty can be provided that any distributions will be reported as eligible for this exception. Under current law, a Non-U.S. Shareholder who does not hold Fund shares as part of U.S. trade or business generally is not subject to U.S. federal income tax on gain realized on a sale or exchange of Fund shares unless (i) in the case of an individual Non-U.S. Shareholder, such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the Non-U.S. Shareholder held such Fund shares and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” (as defined below) and the Non-U.S. Shareholder actually or constructively held more than 5% of the Fund shares of the same class. In the case of a disposition described in clause (ii) of the preceding sentence, the gain would be taxed in the same manner as for a domestic Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 10% of the sales proceeds.

Under current law, a Non-U.S. Shareholder who does not hold Fund shares as part of U.S. trade or business generally is not subject to U.S. federal income tax on gain realized on a sale or exchange of Fund shares unless (i) in the case of an individual Non-U.S. Shareholder, such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the Non-U.S. Shareholder held such Fund shares and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” (as defined below) and the Non-U.S. Shareholder actually or constructively held more than 5% of the Fund shares of the same class. In the case of a disposition described in clause (ii) of the preceding sentence, the gain would be taxed in the same manner as for a domestic Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 10% of the sales proceeds.

Unless treated as a “domestically-controlled” RIC, a Fund will be a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. A “domestically controlled” RIC is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock was owned by U.S. persons.

In general, if a Fund is a “U.S. real property holding corporation,” (determined without the exception for “domestically-controlled” RICs and publicly-traded RICs) distributions by the Fund attributable to gains from “U.S. real property interests” (including gain on the sale of shares in certain “non-domestically controlled” REITs and certain capital gain dividends from REITs) will be treated as income effectively connected to a trade or business within the United States, subject generally to tax at the same rates applicable to domestic Fund shareholders and, in the case of a corporate Non-U.S. Shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower rate). Such distributions will be subject to U.S. withholding tax and will generally give rise to an obligation on the part of the Non-U.S. Shareholder to file a U.S. federal income tax return.

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Even if a Fund is treated as a U.S. real property holding company, distributions on and sales of the Fund shares will not be treated as income effectively connected with a U.S. trade or business in the case of a Non-U.S. Shareholder owning (for the applicable period) 5% or less (by class) of the Fund shares. Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described rules.

Non-U.S. Shareholders should provide the Fund or the dividend paying agent with an IRS Form W-8BEN or IRS Form W-8BEN-E or an acceptable substitute form or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. stockholder and establishes an exemption from backup withholding. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding or to claim a benefit under an applicable tax treaty, a Non-U.S. Shareholder must obtain a U.S. taxpayer identification number and may be required to file a federal income tax return even if the Non-U.S. Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

Non-U.S. Shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from a Fund that would be treated as gain effectively connected with a United States trade or business or avoiding withholding tax will be treated as having received such distributions. All shareholders of a Fund should consult their tax advisers regarding the application of these rules.

Foreign Account Tax Compliance Act. Legislation commonly referred to as the “Foreign Account Tax Compliance Act,” or “FATCA,” generally imposes a 30% withholding tax on payments of certain types of income to foreign financial institutions (“FFIs”) unless such FFIs (i) enter into an agreement with the U.S. Treasury to report certain required information with respect to accounts held by U.S. persons (or held by foreign entities that have U.S. persons as substantial owners) or (ii) reside in a jurisdiction that has entered into an intergovernmental agreement (“IGA”) with the IRS to provide such information and are in compliance with the terms of such IGA and any implementing legislation or regulation. The types of income subject to the tax include U.S. source interest and dividends and, after December 31, 2018, the gross proceeds from the sale of any property that could produce U.S.-source interest or dividends. The information required to be reported includes the identity and taxpayer identification number of each account holder that is a U.S. person and transaction activity within the holder’s account. In addition, subject to certain exceptions, this legislation also imposes a 30% withholding on payments to foreign entities that are not financial institutions unless the foreign entity certifies that it does not have a greater than 10% U.S. owner or provides the withholding agent with identifying information on each greater than 10% U.S. owner. Depending on the status of a Fund shareholder and the status of the intermediaries through which they hold their shares, Fund shareholders could be subject to this 30% withholding tax with respect to distributions on their shares and proceeds from the sale of their shares. Under certain circumstances, a Fund shareholder might be eligible for refunds or credits of such taxes.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Listing Exchange has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

For purposes of the 1940 Act, the Funds are a registered investment companies, and the acquisition of shares by other registered investment companies and companies relying on an exemption from registration as an investment company under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits such otherwise restricted registered investment companies from acquiring shares, beyond the limits, particularly on the amount and value, detailed in Section 12(d)(1) of the 1940 Act.

Shareholder inquiries may be made by writing to the Trust, c/o USCF Advisers LLC, 1999 Harrison Street, Suite 1530, Oakland, California 94612.

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APPENDIX A – USCF ADVISERS LLC PROXY VOTING GUIDELINES

USCF Advisers LLC (“the Adviser”) has adopted the following policies and procedures (the “Proxy Guidelines”), as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, to ensure that proxies on securities held by its investment advisory clients are voted in the best interests of such clients. These Proxy Policies apply to any investment company registered under the Investment Company Act of 1940 (the “1940 Act”) for which the Adviser serves as an “investment adviser” (as defined in Section 2(a)(20) of the 1940 Act), provided that the board of directors or trustees of such investment company (the “Client”) has delegated to the Adviser authority to vote proxies on securities held by the investment company.

When the Adviser votes proxies for such a Client, it acts as the agent for the Client and is subject to a fiduciary duty to vote proxies in a manner that the Adviser believes is consistent with the best interests of the Client that owns the related security.

GENERAL POLICY

Unless otherwise directed by the board of directors or trustees of an investment company, it is the policy of the Adviser to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of securities being voted.

Generally, this will mean voting for proposals that the Adviser believes will (a) improve the management of a company, (b) increase the rights or preferences of the voted securities or (c) increase the chance that a premium offer would be made for the company or for the voted securities. Nothing in these policies shall be deemed to limit the securities that the Adviser may purchase or hold on behalf of the client.

The Adviser seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines, discussed below, (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Advisor engages a third party as an independent fiduciary to vote all proxies for the Fund. Accordingly, in the guidelines provided herein, when the Adviser is discussed below, such guideline is as applied through the Proxy Vendor.

Application To Specific Proposals

The following examples illustrate how this general policy may apply to proposals submitted by a company’s board of directors (or similar governing body, the “board,” and the individuals comprising a board, the “directors”) for approval or ratification by holders of the company’s voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

CORPORATE GOVERNANCE

Generally, the Adviser will vote proxies:

•	In favor of the full slate of directors nominated in an uncontested election;
•	In favor of a proposal to require a company’s audit committee to be comprised entirely of independent directors;
•	In favor of a proposal to require independent tabulation of proxies and/or confidential voting of shareholders;
•	In favor of a proposal to reorganize in another jurisdiction, unless it would reduce the rights or preferences of the securities being voted;
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•	In favor of a proposal to ratify the board’s selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company, or (b) the previous auditor was dismissed because of a disagreement with the company; and
•	In favor of a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company.

CAPITAL STRUCTURE

Generally, the Adviser will vote proxies:

•	Against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities;
•	In favor of a proposal to reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares);
•	In favor of a proposal to grant preemptive rights to the securities being voted and against a proposal to eliminate such preemptive rights; and
•	In favor of a proposal authorizing a stock repurchase program.

COMPENSATION AND STOCK OPTION PLANS

Generally, the Adviser will vote proxies:

•	In favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution (as a general rule, a proposal that would potentially dilute shareholder interest by more than 1.5% per year will be deemed to give rise to undue dilution);
•	Against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and
•	Against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

CORPORATE TRANSACTIONS AND CONTESTED ELECTIONS

The Adviser will vote proxies relating to proposed mergers, purchases and sales of assets, capital reorganizations and similar transactions in accordance with this general policy, based upon the Adviser’s analysis of the terms, conditions and anticipated results of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with this general policy, based upon the Adviser’s analysis of the opposing slates and their proposed business strategy. When the company’s board or another party involved in a proposed transaction or change in the board submits proposals for the purpose of facilitating or impeding such transaction or change, the Adviser will cast its proxies based on its evaluation of the proposed transaction or change to the board. In these circumstances, the Adviser may vote in a manner contrary to their general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote in favor of anti-takeover measures reasonably designed to prevent the transaction.

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SHAREHOLDER PROPOSALS

The Adviser will generally vote proxies against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. The Adviser generally intends to limit exceptions to this practice to shareholder proposals that the Adviser regards as (a) likely to result in an immediate and favorable improvement in the price of the voted security (b) likely to improve shareholder reporting and financial controls unless such reports or controls do not seem to add materially to the information flow to shareholders or would cost more than the value derived from such reports or controls, or (c) presenting a direct conflict with the interests of the members of the company’s board, rendering it unlikely to be adopted by the board in the absence of shareholder direction (e.g., fund governance proposals relating to the role and tenure of the board members).

Other Investment Companies

From time to time, the Adviser may invest client assets in other investment companies registered under the 1940 Act. If a proposal for an investment company is of a nature addressed elsewhere in these Proxy Policies (e.g., election of directors), the Adviser generally will vote for or against the proposal in accordance with such provisions of these Proxy Policies. The Adviser will generally vote on a case-by-case basis on other investment company proposals. The Adviser will normally vote for the approval of investment advisory agreements, although it will normally vote against agreements that will result in increased advisory fees or other fund expenses unless the increase is justified in light of additional services to be provided. The Adviser will normally vote for changes to investment policies that would not affect materially the investment objective or overall risk level of the fund.

Cost/Benefit Analysis

All proxies that arrive in time to be voted shall be voted upon, except that the Adviser MAY decline to vote a proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting a proxy for the client. (In light of the types of securities in which the Adviser’s clients typically invest, circumstances under which there will be significant costs involved in voting a proxy will arise rarely, if ever.) In addition, the Adviser shall not be obligated to incur any expense to send a representative to a shareholder meeting.

Proposals that could potentially expose the client to legal action will be discussed with such client as appropriate.

Conflicts of Interest

Because of the limited scope of the business of the Adviser and its affiliates, the Adviser does not expect conflicts between the interests of the Adviser and those of its clients with respect to voting proxies to arise frequently. However, if proxies are being solicited with respect to an issuer that currently or periodically does any business with the Adviser or its affiliates (including, for example, as a broker executing transactions for the Adviser’s clients, or as a customer of an affiliate of the Adviser) the Adviser believes such conflict is reduced because of the use of a Proxy Vendor and the Adviser believes it limits its exposure to any potential conflicts, the proxy shall also be referred to the Adviser’s Chief Compliance Officer before it is voted.

Procedural Matters

The portfolio manager for the particular client shall be responsible for voting proxies for that client (by any means specified in the proxy solicitation), and shall notify the Adviser’s Chief Compliance Officer upon the voting of any proxy. The Chief Compliance Officer will present a quarterly report on proxy voting to the board of directors or trustees of each client, which report shall, among other matters, note any proxies that were voted other than as recommended under this Policy and explain the reason(s) for any such vote.

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PART C

OTHER INFORMATION

USCF ETF Trust

Item 28. Exhibits

(a)	(1)	Amended and Restated Certificate of Trust of USCF ETF Trust(2)
	(2)	Amended and Restated Declaration of Trust of USCF ETF Trust(2)
(b)		Bylaws of USCF ETF Trust(2)
(c)		See Article 4, Article 8, Section 9.3, and Section 10.3 of USCF ETF Trust’s Amended and Restated Declaration of Trust, dated June 16, 2014, filed as Exhibit (a)(1) to Pre-Effective Amendment No. 1 to the Registration Statement filed on June 27, 2014
(d)	(1)	Investment Advisory Agreement by and between USCF ETF Trust and USCF Advisers LLC, dated as of June 18, 2014, on behalf of the Stock Split Index Fund(2)
	(2)	Investment Advisory Agreement by and between USCF ETF Trust and USCF Advisers LLC, dated as of October 13, 2016, on behalf of the USCF Restaurant Leaders Fund(3)
(3)

Investment Advisory Agreement by and between USCF ETF Trust and USCF Advisers LLC, dated as of [      ], 2017, on behalf of the USCF Contango-Killer Oil Fund (No K-1), USCF Contango-Killer Natural Gas Fund (No K-1), USCF SummerHaven Private Equity Strategy Index Fund, and the USCF SummerHaven Private Equity Natural Resources Strategy Index Fund(4)

(e)	(1)	Distribution Agreement between USCF ETF Trust and ALPS Distributors, Inc., dated as of June 18, 2014(2)
	(2)	Form of Authorized Participant Agreement between ALPS Distributors, Inc., Brown Brothers Harriman & Co., and Authorized Participant(2)
(f)		Not Applicable
(g)		Custody Agreement between USCF ETF Trust and Brown Brothers Harriman & Co., dated as of June 18, 2014(2)
(h)	(1)	Administrative Agency Agreement between USCF ETF Trust and Brown Brothers Harriman & Co., dated as of June 18, 2014(2)
	(2)	Form of Securities Lending Agency Agreement between USCF ETF Trust and Brown Brothers Harriman & Co.(2)
	(3)	Expense Limitation Agreement by and between USCF Advisers LLC and USCF ETF Trust, dated as of June 18, 2014, on behalf of the Stock Split Index Fund(2)
	(4)	Expense Limitation Agreement by and between USCF Advisers LLC and USCF ETF Trust, dated as of October 13, 2016, on behalf of the USCF Restaurant Leaders Fund(3)
(5)

Expense Limitation Agreement by and between USCF Advisers LLC and USCF ETF Trust, dated as of [      ], 2017, on behalf of the USCF SummerHaven Private Equity Strategy Index Fund and the USCF SummerHaven Private Equity Natural Resources Strategy Index Fund(4)

(i)	(1)	Opinion of Legal Counsel(2)
	(2)	Consent of Eversheds Sutherland (US) LLP(4)
(j)		Consent of Independent Registered Public Accounting Firm(4)
(k)		Not Applicable

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(l)		Form of Initial Capital Agreement(2)
(m)	(1)	Form of Distribution and Service Plan(2)
	(2)	Form of Distribution and Service Plan(3)
(n)		Not Applicable
(o)		Reserved
(p)	(1)	Code of Ethics of USCF ETF Trust and USCF Advisers LLC(2)
	(2)	Code of Ethics of ALPS Distributors, Inc.(2)

(1) Filed herewith.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on June 27, 2014.

(3) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on October 21, 2016.

(4) To be filed by post-effective amendment.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Reference is made to Article 9 of the Registrant’s Amended and Restated Declaration of Trust, which is incorporated herein by reference. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (also referred to as the “Trust” or “USCF ETF Trust”) is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a) For any liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b) With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

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(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5 of the Amended and Restated Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Amended and Restated Declaration of Trust may be insured against by policies maintained by the Trust are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Amended and Restated Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Amended and Restated Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Amended and Restated Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement.

The information as to the directors and officers of the USCF Advisers LLC set forth in USCF Advisers LLC Form ADV filed with the SEC (Reference No. 801-79985), and amended through the date hereof, is incorporated herein by reference.

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Item 32. Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Cion Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, ETF Managers Trust, Financial Investors Trust, Firsthand Funds, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Griffin Institutional Access Global Credit Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, Oak Associates Funds, OWLshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) Not applicable.

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Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

Brown Brothers Harriman & Company

50 Milk Street

Boston, MA 02109

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Oakland of the State of California on this 13th day of September, 2017.

USCF ETF TRUST

By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and	September 13, 2017
Stuart P. Crumbaugh	Principal Financial Officer), Treasurer, Secretary, and Trustee

/s/ John P. Love	President and Principal Executive Officer	September 13, 2017
John P. Love

*	Chairman and Trustee	[September 13, 2017
Nicholas D. Gerber

*	Trustee	September 13, 2017
Andrew F Ngim

*	Independent Trustee	[September 13, 2017
H. Abram Wilson

*	Independent Trustee	September 13, 2017
Thomas E. Gard

*	Independent Trustee	September 13, 2017
Jeremy Henderson

*	Independent Trustee	September 13, 2017
John D. Schwartz

*By:	/s/ John P. Love
John P. Love
Attorney in Fact
Pursuant to Power of Attorney, dated October 13, 2016, incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on October 21, 2016.
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